DISAGGREGATION OF REVENUE	12 Months Ended
Jan. 02, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
DISAGGREGATION OF REVENUE	DISAGGREGATION OF REVENUE:
Net sales by major product group were as follows:

	2021	2020

Activewear	$2,364,740	$1,498,408
Hosiery and underwear	557,830	482,868
	$2,922,570	$1,981,276

Net sales were derived from customers located in the following geographic areas:

	2021	2020

United States	$2,526,552	$1,696,872
Canada	114,800	76,163
International	281,218	208,241
	$2,922,570	$1,981,276